Guarantees, Commitments and Pledged Assets - Summary of Carrying Value of Pledged Assets and Details of Related Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 255,401	$ 266,014
Obligations related to securities sold under repurchase agreements		174,335	140,296
Total	[1]	429,736	406,310
Bank of Canada [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[2]	229	133
Foreign governments and central banks [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[2]	2,020	763
Clearing system payment systems and depositories [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[2]	2,460	1,810
Exchange traded derivative transactions [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		5,334	8,403
Over The Counter Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		25,487	26,871
Securities borrowing and lending [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		149,669	150,698
Covered bonds [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[3]	47,560	51,538
Securitization [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		4,022	3,169
Canada mortgage housing corporation program [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		18,392	22,108
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 228	$ 521

[1]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.
[2]	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
[3]	Excludes mortgages related to covered bonds held by the Bank or used for securities lending transactions.